SEGMENTS (Schedule of segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 191,538	$ 165,698
Revenues (inter-segment)	0	0
Total Revenues	191,538	165,698	$ 50,463
The Company’ share in profit of Joint Venture and associate	37,334	22,110
Segment results	66,599	33,297
Depreciation and amortization	55,940	35,611	14,613
Other unallocated expenses:
Finance expenses, net	24,778	12,238	1,501
Interest expenses with respect to funding from related parties	0	2,867	4,811
Loss before income taxes	(14,119)	(17,419)	$ 4,977
Lottery [Member]
Disclosure of operating segments [line items]
Revenues	56,980	53,598
Revenues (inter-segment)	2,585	988
Total Revenues	59,565	54,586
The Company’ share in profit of Joint Venture and associate	36,340	21,585
Segment results	45,051	18,660
Depreciation and amortization	18,299	16,888
Core [Member]
Disclosure of operating segments [line items]
Revenues	56,728	80,475
Revenues (inter-segment)	0	0
Total Revenues	56,728	80,475
The Company’ share in profit of Joint Venture and associate	994	525
Segment results	6,439	6,695
Depreciation and amortization	27,729	14,058
Games [Member]
Disclosure of operating segments [line items]
Revenues	43,879	18,265
Revenues (inter-segment)	13,043	5,876
Total Revenues	56,922	24,141
The Company’ share in profit of Joint Venture and associate	0	0
Segment results	7,547	5,785
Depreciation and amortization	6,406	2,956
Sports [Member]
Disclosure of operating segments [line items]
Revenues	33,951	13,360
Revenues (inter-segment)	578	369
Total Revenues	34,529	13,729
The Company’ share in profit of Joint Venture and associate	0	0
Segment results	7,562	2,157
Depreciation and amortization	3,506	1,709
Eliminations [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Revenues (inter-segment)	(16,206)	(7,233)
Total Revenues	(16,206)	(7,233)
The Company’ share in profit of Joint Venture and associate	0	0
Segment results	0	0
Depreciation and amortization	$ 0	$ 0